Schedule of ESOP Debt Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
ESOP Loan [Line Items]
ESOP Loan, Principal balance payable in 2013	$ 455
ESOP Loan, Principal balance payable in 2014	475
ESOP Loan, Principal balance payable in 2015	495
ESOP Loan, Principal balance payable in 2016	516
ESOP Loan, Principal balance payable in 2017	539
ESOP Loan, Principal balance payable Thereafter	3,120
ESOP Loan	$ 5,600